Acquisition of TCBM Holdings, LLC (Details Narrative) - TCBM [Member] - HMNRTH, LLC and 911 Help Now, LLC [Member]	Nov. 30, 2019 USD ($)
Ownership interest percentage	100.00%
Note payable	$ 2,000,000